Supplemental Cash Flow Information (Narrative) (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CAD
Supplemental Cash Flow Information 1		$ 221,000
Supplemental Cash Flow Information 2		6,378,426	6,378,426
Supplemental Cash Flow Information 3		1,913,528
Supplemental Cash Flow Information 4		$ 0.30
Supplemental Cash Flow Information 5		2,561,713	2,561,713
Supplemental Cash Flow Information 6		551,120
Supplemental Cash Flow Information 7		$ 0.25
Supplemental Cash Flow Information 8		100,000
Supplemental Cash Flow Information 9		87,865
Supplemental Cash Flow Information 10			86,677
Supplemental Cash Flow Information 11		28,017
Supplemental Cash Flow Information 12			27,639
Supplemental Cash Flow Information 13		4,208,910	4,208,910
Supplemental Cash Flow Information 14		$ 1.02
Supplemental Cash Flow Information 15		549,000
Supplemental Cash Flow Information 16		26,058
Supplemental Cash Flow Information 17		1,108,506
Supplemental Cash Flow Information 18		$ 0.75
Supplemental Cash Flow Information 19		11,449
Supplemental Cash Flow Information 20		1,472,208
Supplemental Cash Flow Information 1	15,673,912
Supplemental Cash Flow Information 2	$ 0.25
Supplemental Cash Flow Information 3	3,931,000
Supplemental Cash Flow Information 4	$ 221,000